Condensed Consolidated Statements of Changes in Mezzanine Equity and Shareholders' Equity (Deficit) (Parenthetical)			9 Months Ended	12 Months Ended
	Feb. 10, 2023	Feb. 09, 2023	Sep. 30, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance			$ 43
Balance				$ 43
Reverse stock spilt effective from February 10, 2023	0.067	0.067
Series D Preferred Stock
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance (Shares) | shares			0
Balance (Shares) | shares			0	0
Series D Preferred Stock | Preferred Stock
Increase (Decrease) in Temporary Equity [Roll Forward]
Balance			$ 43	$ 0	$ 0
Declaration of Series D preferred stock				43
Redemption of Series D preferred stock (in shares) | shares			(43)
Net Loss				0	0
Balance				$ 43	$ 0
Subsequent Event
Increase (Decrease) in Temporary Equity [Roll Forward]
Reverse stock spilt effective from February 10, 2023	0.067	0.067